LETTER TO THE SHAREHOLDERS OF THE JPM INSTITUTIONAL SELECTED U.S. EQUITY FUND

January 15, 1996

Dear Shareholder:

Investors will long remember the spectacular stock market performance of 1995. Corporate profits continued to grow during the year despite slowing economic growth, and the Dow Jones Industrial Average topped 5,000 for the first time in its history. During The JPM Institutional Selected U.S. Equity Fund's semi-annual reporting period, the S&P 500 returned 14.89%. In this bullish environment, The JPMInstitutional Selected U.S. Equity Fund returned 11.50%, making it a strong participant in the market's rally. The Fund also produced high absolute returns for the 12 months ended November 30, 1995, returning 31.77%.

Viewed from a competitive standpoint, the strengths of the Fund's active management, investment strategy, and risk controls become clearer. The Fund outperformed the Morningstar Growth & Income Funds Average for the one- , three- , five- , and ten-year periods ended November 30, 1995 (see accompanying table on page 6), even though it slightly underperformed this average for the semi-annual period.

Why did the Fund perform well in absolute terms yet lag the S&P 500 and Morningstar for the six-month period? Will the Fund be more on track in achieving its objectives going forward? We believe both questions have a simple answer -- the Fund is built for distance, not for speed. In other words, the Fund's value driven investment philosophy may at times run counter to the current market momentum, as it did during the semi-annual period, but we believe this strategy will continue to be beneficial over the long term.

In the following sections we briefly explain the Fund's strategy, the market environment for the period, and attempt to answer the question that is no doubt on everyone's mind, "What should I expect in the year ahead."

OUR APPROACH TO IDENTIFYING LONG TERM VALUE

To understand the Fund's performance over the period, we thought it important to briefly reexamine the Fund's investment strategy. Our research attempts to uncover undervalued companies that we believe will eventually be priced in accordance with their projected earnings, cash flow, and dividend-paying capabilities. The potential downfall over the short term is that although we believe an asset is worth more than its

--------------------------------------------------------------------------------
      TABLE OF CONTENTS

      LETTER TO THE SHAREHOLDERS . . . . . . . .1

      FUND FACTS AND HIGHLIGHTS. . . . . . . . .5

      FUND PERFORMANCE . . . . . . . . . . . . .6

      FINANCIAL STATEMENTS . . . . . . . . . . .8

--------------------------------------------------------------------------------
present purchase price over the long term, the market may price it lower based on shorter-term issues, such as lower-than-expected earnings for a quarter. Under this circumstance, we reexamine whether we still believe the asset holds fundamental value. If so, we patiently hold our position, confident that the market will, over time, recognize the asset's true value.

We believe it is prudent to practice a disciplined and rigorous form of risk control. For example, the Portfolio's sector weightings are generally held close to those of the market -- typically within three percentage points -- reflecting our belief that our information advantage comes more at the individual stock than at the sector level.

THE MARKET: LARGE GAINS WITH A NARROW FOCUS

While the U.S. stock market continued to set record highs, these returns masked some of the narrow buying that occurred during the six month period. Continuing a trend that began at the end of 1994, economic uncertainty caused investors to focus mainly on the "safe haven" status of the largest 50 stocks within the S&P 500, which our research had deemed to be either fairly valued or overvalued.

Another factor at work was the performance disparity in sector returns for the year and also for the period. For example, the high-flying technology stocks experienced widespread selling in August after rising dramatically for the first half of the year. Another trend was a rotation away from cyclical sectors into defensive growth stocks, such as utilities and food and drugs. At the same time, mergers, consolidations, and a favorable interest rate environment combined to help banks, insurance, and health care companies take the lead among market sectors. At the end of the period, investors even began to move into sectors such as energy and capital goods, which had lagged the market throughout 1995. In addition, while investor buying was still concentrated in the largest stocks, signs existed that buying should begin to broaden.

THE FUND'S PERFORMANCE AMID SHORT-TERM VIEWS

Viewed overall, the Portfolio's stock selection added value on an absolute basis between May and November 1995, but did not add value on a relative basis. Actually, many of our holdings that "detracted" from performance substantially rose in value, just not as much as other stocks in their respective S&P sectors. Another phenomenon that occurred during the period is that NOT owning a particular stock in the S&P 500 either added to or detracted from performance depending on how the stock performed relative to its peers. In other words, there are stocks that may be "mistakes" or "missed opportunities" in the short run that can negatively impact performance, which return to their fundamental values over time. Intel, a large technology stock, is an extreme example of this, as it led the technology sector, peaking in the summer. We believed the stock was overvalued and therefore did not hold it during its rally. However, we believe this was a prudent decision over the longer term as it has declined in value since August.

One example of a stock that added value to relative performance during the period and illustrates our disciplined investment approach was technology company BAY NETWORKS INC. Although it had declined earlier in the year based on earnings that were below expectations, we held it based on its long-term earnings poten-tial, the competitiveness of its product line, and strength of its market position. We were also impressed with Bay Networks' flexible management and business plan, as it was responding to the market by moving out of semi-conductors into networking services. The company's stock rose substantially during the period after several good product announcements and increased demand for its networking services. In addition, near the end of the period, the company announced strong revenue growth.

THE VALUE OF LONG-TERM U.S. INVESTING

Although historical studies can only report on past results and do not guarantee what will happen in the future, they indicate that from 1946 to 1994, investors who participated in the large-cap U.S. market over a one-year time horizon would have attained a positive return as high as 61%, or a negative return as low as -39%. By extending their time horizon to ten years during the same period, investors would have experienced no negative returns at far lower levels of volatility. Thus it may be said that a diversified large-cap U.S. equity portfolio held for the long term is likely to enhance an investor's probability of achieving positive returns.

THE REDUCTION OF RISK OVER TIME

(1946-1994)

1 YEAR         3 YEARS         5 YEARS       10 YEARS
high 61        high 33         high 30       high 21
low -39        low -11         low -4        low N/A


The chart above shows the range of returns for each designated holding period. As holding periods are extended, the variance among returns is reduced.

SOURCE: DATA DERIVED FROM IBBOTSON ASSOCIATES. ROLLING TIME PERIODS ARE SHOWN. RESULTS ASSUME A PORTFOLIO CONSISTING OF THE S&P 500 INDEX, WITH REINVESTMENT OF DIVIDENDS.


A stock in the Portfolio that detracted from relative performance was COLTEC INDUSTRIES, INC. We bought Coltec, a diversified manufacturing company, based on its long-term value. The company's stock declined during the third quarter after an announcement that its earnings would be disappointing due to continued margin pressure in its automotive business. We believe this is a short-term setback and continue to hold Coltec based on its strong long-term fundamentals.

While the Portfolio's sector allocations did not contribute to relative returns during the period under review, it did help insulate it from the unpredictable sector swings that occurred. On a longer-term basis, this diversification should help to improve the consistency of results.

THE YEAR AHEAD: A RETURN TO BROAD-BASED MARKET PERFORMANCE

One of the big questions on investors' minds today is, "Could the U.S. stock market sustain its 1995 highs in 1996?" While the market in 1996 is unlikely to match 1995's levels, signs point to broader investor buying, unlike in 1995 when the largest company stocks and a few sectors like technology and health care dominated the market for most of the year. This should be a positive environment for the Portfolio's diversified holdings.

While growth in corporate profitability began to decelerate during the third quarter of 1995, profits have held up well enough for us to raise our projections in this area for 1996. However, even with our upward revisions, operating profits in 1996 will likely be below the double-digit gains posted in 1994 and 1995. The bottom line, therefore, calls for a U.S. economy in which lower but more sustainable profitability will be the rule in the year ahead.

The surprisingly good inflation performance in 1995 suggests that arguments for continued Fed restraint are diminishing. The likely adoption of budget changes, long advocated by Fed Chairman Greenspan, also indicates that the risks associated with a restrictive Fed policy are rising. As a result, our belief is that Fed motivations are shifting from a policy of growth prevention to a policy of recession prevention, implying that the central bank will be more responsive to signs of weakness going forward than it has been to date. Our view is that a rebound in the U.S. economy is likely next year, rather than continued sluggish economic growth.

As always, we welcome your comments or questions. Please call J.P. Morgan Funds Services toll free at (800) 766-7722.

Sincerely,

/s/ Evelyn E. Guernsey

Evelyn E. Guernsey
J.P. Morgan Funds Management

FUND FACTS

INVESTMENT OBJECTIVE

The JPM Institutional Selected U.S. Equity Fund seeks to provide a high total return from a portfolio of selected equity securities. It is designed for investors who want an actively managed portfolio of selected equity securities that seeks to outperform the S&P 500 Index.

--------------------------------------------------------------------------------
COMMENCEMENT OF OPERATIONS
7/19/93


--------------------------------------------------------------------------------
NET ASSETS AS OF 11/30/95
$206,387,737

--------------------------------------------------------------------------------
CAPITAL GAIN PAYABLE DATE (IF APPLICABLE)
12/26/95


EXPENSE RATIO

The Fund's annualized expense ratio of 0.57% covers shareholders' expenses for custody, tax reporting, investment advisory, and shareholder services, after reimbursement. The Fund is no-load and does not charge any sales, redemption, or exchange fees. There are no additional charges for buying, selling, or safekeeping Fund shares, or for wiring redemption proceeds from the Fund.

FUND HIGHLIGHTS
ALL DATA AS OF NOVEMBER 30, 1995

PORTFOLIO ALLOCATION
(PERCENTAGE OF TOTAL INVESTMENTS)

[PIE CHART]

CONSUMER            26.1%

INDUSTRIAL          14.9%

FINANCIAL           13.1%

UTILITIES           10.1%

HEALTHCARE           9.0%

ENERGY               8.6%

BASIC INDUSTRIES     5.9%

TECHNOLOGY           5.5%

TRANSPORTATION       2.6%

SHORT TERM AND
 OTHER               4.2%


LARGEST EQUITY HOLDINGS       % OF PORTFOLIO
--------------------------------------------------------------------------------

COLUMBIA/HCAHEALTHCARE CORP.       2.2%

PHILIP MORRIS                      2.2%

AT&T                               2.1%

GENERAL MOTORS CORP.               2.1%

HUMANA, INC.                       2.0%


1995 FEDERAL TAX NOTICE

During the six months ended November 30, 1995, the Fund paid to shareholders $0.13 from short-term capital gains and $0.11 per share in long-term capital gains.

FUND PERFORMANCE



EXAMINING PERFORMANCE

One way to look at performance is to review a fund's average annual total return. This figure takes the fund's actual (or cumulative) return and shows you what would have happened if the fund had achieved that return by performing at a constant rate each year. Average annual total returns represent the average yearly change in a fund's value over various time periods, typically 1, 5, or 10 years. Total returns for periods of less than one year are not annualized and provide a picture of how a fund has performed over the short term.



PERFORMANCE                                     TOTAL RETURNS        AVERAGE ANNUAL TOTAL RETURNS
                                                ----------------    -------------------------------------
                                                THREE     SIX        ONE      THREE     FIVE      TEN
AS OF NOVEMBER 30, 1995                         MONTHS    MONTHS     YEAR     YEARS*    YEARS*    YEARS*
----------------------------------------------------------------    -------------------------------------
JPM Institutional Selected U.S. Equity Fund      5.70%    11.50%    31.77%    13.76%    16.73%    14.78%

S&P 500 Index                                    8.41%    14.89%    36.98%    15.08%    16.79%    15.20%

Morningstar Growth & Income Fund Average         6.46%    13.04%    30.83%    12.88%    15.13%    12.41%

AS OF SEPTEMBER 30, 1995
----------------------------------------------------------------    -------------------------------------
JPM Institutional Selected U.S. Equity Fund      6.69%    14.82%    23.26%    14.62%    17.34%    15.61%

S&P 500 Index                                    7.95%    18.25%    29.74%    14.98%    17.23%    16.04%

Morningstar Growth & Income Fund Average         7.25%    16.00%    23.49%    13.24%    15.44%    13.18%




*REFLECTS PERFORMANCE OF THE PIERPONT EQUITY FUND, THE PREDECESSOR ENTITY TO THE SELECTED U.S. EQUITY PORTFOLIO, FROM 11/30/85 THROUGH 7/19/93 (COMMENCEMENT OF OPERATIONS).

PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. ALL FUND RETURNS ARE NET OF FEES AND ASSUME THE REINVESTMENT OF DISTRIBUTIONS AND REFLECT REIMBURSEMENT OF CERTAIN FUND AND PORTFOLIO EXPENSES AS DESCRIBED IN THE PROSPECTUS. THE MORNINGSTAR MUTUAL FUND RATING SERVICE IS A LEADING RESOURCE FOR MUTUAL FUND DATA. ALTHOUGH GATHERED FROM RELIABLE SOURCES, DATA ACCURACY AND COMPLETENESS CANNOT BE GUARANTEED. THE JPM INSTITUTIONAL SELECTED U.S. EQUITY FUND INVESTS ALL OF ITS INVESTABLE ASSETS IN THE SELECTED U.S. EQUITY PORTFOLIO, A SEPARATELY REGISTERED INVESTMENT COMPANY THAT IS NOT AVAILABLE TO THE PUBLIC BUT ONLY TO OTHER COLLECTIVE INVESTMENT VEHICLES SUCH AS THE FUND. CONSISTENT WITH APPLICABLE REGULATORY GUIDANCE, PERFORMANCE FOR THE PERIOD PRIOR TO THE JPM INSTITUTIONAL SELECTED U.S. EQUITY FUND'S INCEPTION REFLECTS THE PERFORMANCE OF THE PIERPONT EQUITY FUND, THE PREDECESSOR ENTITY TO THE SELECTED U.S. EQUITY PORTFOLIO, WHICH HAD A SIMILAR INVESTMENT OBJECTIVE AND RESTRICTIONS AS THE PORTFOLIO. THE PERFORMANCE FOR SUCH PERIOD REFLECTS DEDUCTION OF THE EXPENSES OF THE PIERPONT EQUITY FUND, WHICH WERE HIGHER THAN THE EXPENSES FOR THE JPMINSTITUTIONAL SELECTED U.S. EQUITY FUND, AFTER REIMBURSEMENT.

SIGNATURE BROKER-DEALER SERVICES, INC. IS THE DISTRIBUTOR OF THE JPM INSTITUTIONAL SELECTED U.S. EQUITY FUND (THE "FUND").

MORGAN GUARANTY TRUST COMPANY OF NEW YORK ("MORGAN") SERVES AS PORTFOLIO INVESTMENT ADVISOR AND MAKES THE FUND AVAILABLE SOLELY IN ITS CAPACITY AS SHAREHOLDER SERVICING AGENT FOR CUSTOMERS. INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, MORGAN OR ANY OTHER BANK. SHARES OF THE FUND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND CAN FLUCTUATE, SO AN INVESTOR'S SHARES WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

Performance data quoted herein represent past performance. Please remember that past performance is not a guarantee of future performance. Fund returns are net of fees. All returns assume reinvestment of income and reflect the reimbursement of certain Fund expenses as described in the Prospectus. Had expenses not been subsidized, returns would have been lower.

MORE COMPLETE INFORMATION ABOUT THE FUND, INCLUDING MANAGEMENT FEES AND OTHER EXPENSES, IS PROVIDED IN THE PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING. YOU MAY OBTAIN ADDITIONAL COPIES OF THE PROSPECTUS BY CALLING J.P. MORGAN FUNDS SERVICES AT (800) 766-7722.

THE JPM INSTITUTIONAL SELECTED U.S. EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
NOVEMBER 30, 1995
--------------------------------------------------------------------------------

ASSETS
Investment in The Selected U.S. Equity Portfolio ("Portfolio"), at value         $206,390,889
Receivable for Shares of Beneficial Interest Sold                                       7,050
Deferred Organization Expenses                                                         26,208
Other Assets                                                                           11,296
                                                                                 ------------
    Total Assets                                                                  206,435,443
                                                                                 ------------

LIABILITIES
Payable for Shares of Beneficial Interest Redeemed                                      2,500
Shareholder Servicing Fee Payable                                                       8,255
Administration Fee Payable                                                              4,214
Fund Services Fee Payable                                                                 829
Accrued Expenses                                                                       31,908
                                                                                 ------------
    Total Liabilities                                                                  47,706
                                                                                 ------------

NET ASSETS
Applicable to 15,684,149 Shares of Beneficial Interest Outstanding               $206,387,737
 (par value $0.001, unlimited shares authorized)
                                                                                 ------------
                                                                                 ------------
Net Asset Value, Offering and Redemption Price Per Share                               $13.16
                                                                                 ------------
                                                                                 ------------

ANALYSIS OF NET ASSETS
Paid-In Capital                                                                  $173,092,306
Undistributed Net Investment Income                                                 1,785,527
Accumulated Net Realized Gain on Investment                                        10,712,695
Net Unrealized Appreciation of Investment                                          20,797,209
                                                                                 ------------
    Net Assets                                                                   $206,387,737
                                                                                 ------------
                                                                                 ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE JPM INSTITUTIONAL SELECTED U.S. EQUITY FUND
STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED NOVEMBER 30, 1995
--------------------------------------------------------------------------------

INVESTMENT INCOME ALLOCATED FROM PORTFOLIO
                                                                                  $ 2,011,422
Allocated Dividend Income (Net of Withholding Tax of $10,590)
                                                                                      327,983
Allocated Interest Income
                                                                                     (437,242)
Allocated Portfolio Expenses
                                                                                  -----------
                                                                                    1,902,163
    Net Investment Income Allocated from Portfolio

FUND EXPENSES
Shareholder Servicing Fee                                             $ 48,520
Administration Fee                                                      25,165
Registration Fees                                                       10,822
Transfer Agent Fees                                                      8,625
Fund Services Fee                                                        7,809
Printing Expense                                                         7,521
Professional Fees                                                        5,516
Amortization of Organization Expenses                                    4,982
Trustees' Fees and Expenses                                              2,196
Insurance                                                                  586
Miscellaneous                                                            2,504
                                                                      --------
    Total Fund Expenses                                                124,246
Less: Reimbursement of Expenses                                         (7,605)
                                                                      --------
                                                                                     (116,641)
NET FUND EXPENSES
                                                                                  -----------

                                                                                    1,785,522
NET INVESTMENT INCOME

                                                                                   10,917,877
NET REALIZED GAIN ON INVESTMENT ALLOCATED FROM PORTFOLIO

                                                                                    8,090,857
NET CHANGE IN UNREALIZED APPRECIATION OF INVESTMENT ALLOCATED FROM
 PORTFOLIO
                                                                                  -----------

                                                                                  $20,794,256
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
                                                                                  -----------
                                                                                  -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE JPM INSTITUTIONAL SELECTED U.S. EQUITY FUND
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                  FOR THE SIX
                                                                                  MONTHS ENDED     FOR THE FISCAL
                                                                               NOVEMBER 30, 1995     YEAR ENDED
                                                                                  (UNAUDITED)       MAY 31, 1995
                                                                               ------------------  --------------
INCREASE IN NET ASSETS

FROM OPERATIONS
Net Investment Income                                                            $    1,785,522    $    2,277,786
Net Realized Gain on Investment Allocated from Portfolio                             10,917,877         5,173,235
Net Change in Unrealized Appreciation of Investments Allocated from Portfolio         8,090,857        12,440,290
                                                                               ------------------  --------------
    Net Increase in Net Assets Resulting from Operations                             20,794,256        19,891,311
                                                                               ------------------  --------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income                                                                (1,132,500)       (1,331,578)
Net Realized Gain                                                                    (3,625,361)       (2,364,553)
                                                                               ------------------  --------------
    Total Distributions to Shareholders                                              (4,757,861)       (3,696,131)
                                                                               ------------------  --------------

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Proceeds from Shares of Beneficial Interest Sold                                     50,617,194       118,652,323
Reinvestment of Dividends and Distributions                                           4,062,324         3,312,414
Cost of Shares of Beneficial Interest Redeemed                                      (36,825,397)      (13,135,656)
                                                                               ------------------  --------------
    Net Increase from Transactions in Shares of Beneficial Interest                  17,854,121       108,829,081
                                                                               ------------------  --------------
    Total Increase in Net Assets                                                     33,890,516       125,024,261

NET ASSETS
Beginning of Period                                                                 172,497,221        47,472,960
                                                                               ------------------  --------------
End of Period (including undistributed net investment income of $1,785,527
 and $1,132,505, respectively)                                                   $  206,387,737    $  172,497,221
                                                                               ------------------  --------------
                                                                               ------------------  --------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE JPM INSTITUTIONAL SELECTED U.S. EQUITY FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD ARE AS FOLLOWS:

                                                                                                FOR THE PERIOD
                                                               FOR THE SIX        FOR THE        JULY 19, 1993
                                                               MONTHS ENDED        FISCAL      (COMMENCEMENT OF
                                                            NOVEMBER 30, 1995    YEAR ENDED     OPERATIONS) TO
                                                               (UNAUDITED)      MAY 31, 1995     MAY 31, 1994
                                                            ------------------  ------------  -------------------
NET ASSET VALUE, BEGINNING OF PERIOD                         $     12.10         $   10.92      $     10.00
                                                                --------        ------------       --------

INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                               0.11              0.18             0.08
Net Realized and Unrealized Gain on Investment                      1.26              1.42             0.88
                                                                --------        ------------       --------
  Total from Investment Operations                                  1.37              1.60             0.96
                                                                --------        ------------       --------

LESS DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income                                              (0.07)            (0.14)           (0.04)
Net Realized Gain                                                  (0.24)            (0.28)               -
                                                                --------        ------------       --------
  Total Distributions                                              (0.31)            (0.42)           (0.04)
                                                                --------        ------------       --------

NET ASSET VALUE, END OF PERIOD                               $     13.16         $   12.10      $     10.92
                                                                --------        ------------       --------
                                                                --------        ------------       --------
Total Return                                                       11.50%+           15.40%            9.61%+
                                                                --------        ------------       --------
                                                                --------        ------------       --------

RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (in Thousands)                     $   206,388         $ 172,497      $    47,473
Ratios to Average Net Assets:
    Expenses                                                        0.57%(a)          0.60%            0.60%(a)
    Net Investment Income                                           1.84%(a)          2.07%            1.74%(a)
    Decrease Reflected in above Expense Ratio due to
     Expense Reimbursements from Morgan                             0.01%(a)          0.11%            0.43%(a)

------------------------
+ Not annualized.

(a) Annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE JPM INSTITUTIONAL SELECTED U.S. EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
NOVEMBER 30, 1995
--------------------------------------------------------------------------------

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The JPM Institutional Selected U.S. Equity Fund (the "Fund") is a separate series of The JPM Institutional Funds, a Massachusetts business trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Fund commenced operations on July 19, 1993.

The Fund invests all of its investable assets in The Selected U.S. Equity Portfolio (the "Portfolio"), a diversified open-end management investment company having the same investment objectives as the Fund. The value of such investment reflects the Fund's proportionate interest in the net assets of the Portfolio (30% at November 30, 1995). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the schedule of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The following is a summary of the significant accounting policies of the Fund:

    a)Valuation of securities by the Portfolio is discussed in Note 1 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

    b)The Fund records its share of net investment income, realized and unrealized gain and loss and adjusts its investment in the Portfolio each day. All the net investment income and realized and unrealized gain and loss of the Portfolio is allocated pro rata among the Fund and other investors in the Portfolio at the time of such determination.

    c)Substantially all the Fund's net investment income is declared as dividends and paid semi-annually. Distributions to shareholders of net realized capital gain, if any, are declared and paid annually.

    d)The Fund incurred organization expenses in the amount of $49,795. These costs were deferred and are being amortized by the Fund on a straight-line basis over a five-year period from the commencement of operations.

    e)Each series of the Trust is treated as a separate entity for federal income tax purposes. The Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its income, including net realized capital gains, if any, within the prescribed time periods. Accordingly, no provision for federal income or excise tax is necessary.

    f)Expenses incurred by the Trust with respect to any two or more funds in the Trust are allocated in proportion to the net assets of each fund in the Trust, except where allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

THE JPM INSTITUTIONAL SELECTED U.S. EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)(CONTINUED)
NOVEMBER 30, 1995
--------------------------------------------------------------------------------

2.  TRANSACTIONS WITH AFFILIATES

    a)The Trust retains Signature Broker-Dealer Services, Inc. ("Signature") to serve as Administrator and Distributor. Signature provides administrative services necessary for the operations of the Fund, furnishes office space and facilities required for conducting the business of the Fund and pays the compensation of the Fund's officers affiliated with Signature. The agreement provides for a fee to be paid to Signature at an annual rate determined by the following schedule: 0.04% of the first $1 billion of the aggregate average daily net assets of the Trust, as well as two other affiliated fund families for which Signature acts as administrator, 0.032% of the next $2 billion of such net assets, 0.024% of the next $2 billion of such net assets, and 0.016% of such net assets in excess of $5 billion. The daily equivalent of the fee rate is applied daily to the net assets of the Fund. For the six months ended November 30, 1995, Signature's fee for these services amounted to $25,165.

      Effective December 29, 1995, the Administration Agreement was amended such that the fee charged would be equal to the Fund's proportionate share of a complex-wide fee based on the following annual schedule: 0.03% on the first $7 billion of the aggregate average daily net assets of the Portfolio and the other portfolios (the "Master Portfolios") in which series of the Trust, The Pierpont Funds or The JPM Advisor Funds invest and 0.01% on the aggregate average daily net assets of the Master Portfolios in excess of $7 billion. The portion of this charge payable by the Fund is determined by the proportionate share its net assets bear to the total net assets of the Trust, The Pierpont Funds, The JPM Advisor Funds and the Master Portfolios.

    b)Until August 31, 1995, the Trust, on behalf of the Fund, had a Financial and Fund Accounting Services Agreement ("Services Agreement") with Morgan under which Morgan received a fee, based on the percentage described below, for overseeing certain aspects of the administration and operation of the Fund and which was also designed to provide an expense limit for certain expenses of the Fund. This fee was calculated at 0.05% of the Fund's average daily net assets. For the three month period ended August 31, 1995, Morgan agreed to reimburse the Fund $7,605 for expenses that exceeded this limit. From September 1, 1995 until December 28, 1995, an interim agreement between the Trust, on behalf of the Fund, and Morgan provided for the continuation of the oversight functions that were outlined under the prior agreement and that Morgan should bear all of its expenses incurred in connection with these services. In addition, Morgan has agreed to reimburse the Fund to the extent necessary to maintain the total operating expenses of the Fund, including the expenses allocated to the Fund from the Portfolio, at no more than 0.60% of the average daily net assets of the Fund through September 30, 1996. There was no reimbursement necessary for the six months ended November 30, 1995.

      Effective December 29, 1995, the Trust, on behalf of the Fund, entered into an Administrative Services Agreement with Morgan under which Morgan is responsible for certain aspects of the administration and operation of the Fund. Under the Agreement, the Fund has agreed to pay Morgan a fee equal to its proportionate share of an annual complex-wide charge. This charge is calculated daily based on the aggregate net assets of the Master Portfolios, in accordance with the following annual schedule: 0.06% on the first $7 billion of the Master Portfolios' aggregate net

THE JPM INSTITUTIONAL SELECTED U.S. EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)(CONTINUED)
NOVEMBER 30, 1995
--------------------------------------------------------------------------------
      assets and 0.03% of the aggregate net assets in excess of $7 billion. The portion of this charge payable by the Fund is determined by the proportionate share that the Fund's net assets bear to the net assets of the Trust, the Master Portfolios and other investors in the Master Portfolios for which Morgan provides similar services.

    c)The Trust, on behalf of the Fund, has a Shareholder Servicing Agreement with Morgan. The Agreement provides for the Fund to pay Morgan a fee for these services which is computed daily and may be paid monthly at an annual rate of 0.05% of the average daily net assets of the Fund. For the six months ended November 30, 1995, the fee for these services amounted to $48,520.

      Effective December 29, 1995, the Shareholder Servicing Agreement was amended such that the annual rate for providing these services was changed to 0.10% of average daily net assets.

    d)The Trust, on behalf of the Fund, has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the Trustees in exercising their overall supervisory responsibilities for the Trust's affairs. The Trustees of the Trust represent all the existing shareholders of Group. For the six months ended November 30, 1995, the Fund's allocated portion of Group's costs in performing its services amounted to $7,809.

    e)An aggregate annual fee of $65,000 is paid to each Trustee for serving as a Trustee of The Pierpont Funds, The JPM Institutional Funds and their corresponding Portfolios. The Trustees' Fees and Expenses shown in the financial statements represent the Fund's allocated portion of the total fees and expenses. The Trustee who serves as Chairman and Chief Executive Officer of these Funds and Portfolios also serves as Chairman of Group and received compensation and employee benefits from the Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services fee shown in the financial statements was $1,000.

3.  TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest of one or more series. Transactions in shares of beneficial interest of the Fund were as follows:

                                                                      FOR THE SIX MONTHS ENDED       FOR THE
                                                                         NOVEMBER 30, 1995      FISCAL YEAR ENDED
                                                                            (UNAUDITED)           MAY 31, 1995
                                                                      ------------------------  -----------------
Shares sold                                                                    4,092,127             10,793,249
Reinvestments of dividends and distributions                                     332,161                320,206
Shares redeemed                                                               (2,990,740)            (1,208,967)
                                                                              ----------        -----------------
Net increase                                                                   1,433,548              9,904,488
                                                                              ----------        -----------------
                                                                              ----------        -----------------

The Selected U.S. Equity Portfolio
Semi-Annual Report November 30, 1995
(unaudited)

(The following pages should be read in conjunction with the JPM Institutional Selected U.S. Equity Fund
Semi-Annual Financial Statements)

THE SELECTED U.S. EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
NOVEMBER 30, 1995
--------------------------------------------------------------------------------

               SECURITY DESCRIPTION                 SHARES      VALUE
--------------------------------------------------  -------  ------------
COMMON STOCKS (95.1%)
BASIC INDUSTRIES (6.0%)
CHEMICALS (3.6%)
Du Pont (E.I.) de Nemours & Co., Inc..............  102,200  $  6,796,300
Union Carbide Corp................................  225,920     8,952,080
Wellman Inc.......................................  354,900     9,094,312
                                                             ------------
                                                               24,842,692
                                                             ------------
METALS & MINING (1.7%)
Aluminum Co. of America...........................   60,000     3,510,000
Freeport McMoRan Copper & Gold Inc., Cl. A........   93,960     2,536,920
Freeport McMoRan Copper & Gold Inc., Cl. B........   56,202     1,524,479
Reynolds Metals Co................................   71,200     4,111,800
                                                             ------------
                                                               11,683,199
                                                             ------------
PAPER AND FOREST PRODUCTS (0.7%)
Buckeye Cellulose Corp. (a).......................   90,700     1,916,037
International Paper Co............................      600        22,875
Mead Corp.........................................   52,900     3,021,912
                                                             ------------
                                                                4,960,824
                                                             ------------
    TOTAL BASIC INDUSTRIES........................             41,486,715
                                                             ------------
CONSUMER GOODS & SERVICES (26.2%)
AUTOMOTIVE (2.1%)
General Motors Corp...............................  300,600    14,579,100
                                                             ------------
BEVERAGES, FOOD, SOAP & TOBACCO (7.0%)
Archer-Daniels-Midland Co.........................  270,470     4,665,608
CPC International, Inc............................   71,200     4,895,000
General Mills Inc.................................  116,500     6,422,063
Nabisco Holdings Corp.- Cl. A.....................  209,100     5,907,075
PepsiCo., Inc.....................................  215,300    11,895,325
Philip Morris Cos., Inc...........................  172,300    15,119,325
                                                             ------------
                                                               48,904,396
                                                             ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE SELECTED U.S. EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)(CONTINUED)
NOVEMBER 30, 1995
--------------------------------------------------------------------------------

               SECURITY DESCRIPTION                 SHARES      VALUE
--------------------------------------------------  -------  ------------
CONSUMER GOODS & SERVICES (CONTINUED)
ENTERTAINMENT, LEISURE & MEDIA (5.2%)
Circus Circus Enterprises Inc. (a)................  418,000  $ 11,599,500
International Game Technology.....................  355,900     4,404,263
Tele-Communications Inc., Liberty Media Group
  Series A (a)....................................      162         4,516
Tele-Communications Inc., TCI Group Series A
  (a).............................................  705,950    13,104,197
Time Warner, Inc..................................  170,000     6,800,000
                                                             ------------
                                                               35,912,476
                                                             ------------

FOOTWEAR APPAREL (0.1%)
Converse Inc. (a).................................   87,633       361,486
Florsheim Shoe Co. (a)............................   43,816       186,218
                                                             ------------
                                                                  547,704
                                                             ------------

HOUSEHOLD PRODUCTS (3.0%)
Colgate-Palmolive Co..............................  105,540     7,730,805
Interco Inc. (a)..................................  479,100     4,012,462
Procter & Gamble Co...............................  106,310     9,182,526
                                                             ------------
                                                               20,925,793
                                                             ------------

MERCHANDISING (6.3%)
Fruit of the Loom Inc., Cl. A (a).................  355,450     6,886,844
Hechinger Co., Cl. A..............................  132,300       595,350
Limited Inc.......................................  515,300     9,210,987
Melville Corp.....................................  196,100     6,103,612
Price Costco Inc. (a).............................  457,800     7,639,537
Wal Mart Stores, Inc..............................  565,460    13,571,040
                                                             ------------
                                                               44,007,370
                                                             ------------

PERSONAL CARE (0.2%)
International Flavors and Fragrances, Inc.........   21,500     1,099,188
                                                             ------------
PERSONAL SERVICES (1.7%)
Service Corp. International.......................  292,600    11,886,875
                                                             ------------
RESTAURANTS (0.6%)
Cracker Barrel Old Country Store, Inc.............  245,000     4,578,438
                                                             ------------
    TOTAL CONSUMER GOODS & SERVICES...............            182,441,340
                                                             ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE SELECTED U.S. EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)(CONTINUED)
NOVEMBER 30, 1995
--------------------------------------------------------------------------------

               SECURITY DESCRIPTION                 SHARES      VALUE
--------------------------------------------------  -------  ------------
ENERGY (8.7%)
OIL-EQUIPMENT (0.3%)
Cooper Cameron Corp. (a)..........................   74,712  $  1,942,512
                                                             ------------
OIL-PRODUCTION (8.4%)
Anadarko Petroleum Corp...........................  181,300     8,725,063
Chevron Corp......................................  130,000     6,418,750
Diamond Shamrock Inc..............................  221,000     5,552,625
Oryx Energy Co. (a)...............................  391,500     5,138,437
Repsol S.A. (ADR).................................  134,300     4,247,238
Royal Dutch Petroleum Co. (ADR)...................   73,320     9,412,455
Sun Inc...........................................  269,475     7,477,931
Texaco Inc........................................  154,900    11,462,600
                                                             ------------
                                                               58,435,099
                                                             ------------
    TOTAL ENERGY..................................             60,377,611
                                                             ------------
FINANCE (13.1%)
BANKING (8.2%)
BankAmerica Corp..................................  209,600    13,335,800
Citicorp..........................................   66,475     4,703,106
Firstar Corp......................................   69,750     2,859,750
First Union Corp..................................  125,750     6,869,094
Fleet Financial Group Inc.........................  212,150     8,857,262
Great Western Financial Corp......................  273,200     6,966,600
NationsBank Corp..................................  191,647    13,678,805
                                                             ------------
                                                               57,270,417
                                                             ------------
FINANCIAL SERVICES (1.0%)
Dean Witter Discover & Co.........................  136,600     6,966,600
                                                             ------------
INSURANCE (3.9%)
AMBAC Inc.........................................  210,300     9,279,488
Providian Corp....................................  322,500    12,940,312
USLIFE Corp.......................................  167,850     4,846,669
                                                             ------------
                                                               27,066,469
                                                             ------------
    TOTAL FINANCE.................................             91,303,486
                                                             ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE SELECTED U.S. EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)(CONTINUED)
NOVEMBER 30, 1995
--------------------------------------------------------------------------------

               SECURITY DESCRIPTION                 SHARES      VALUE
--------------------------------------------------  -------  ------------
HEALTHCARE (9.0%)
HEALTH SERVICES (4.2%)
Columbia/HCA Healthcare Corp......................  294,300  $ 15,193,238
Health Care and Retirement Corp. (a)..............      700        23,450
Humana, Inc. (a)..................................  491,700    13,767,600
                                                             ------------
                                                               28,984,288
                                                             ------------
PHARMACEUTICALS (4.8%)
Alza Corp. Cl. A (a)..............................  140,600     3,233,800
Bausch & Lomb Inc.................................  313,900    11,339,638
Forest Laboratories, Inc. (a).....................   75,000     3,187,500
Lilly, Eli & Co...................................   97,445     9,695,777
Warner - Lambert Co...............................   71,200     6,354,600
                                                             ------------
                                                               33,811,315
                                                             ------------
    TOTAL HEALTHCARE..............................             62,795,603
                                                             ------------
INDUSTRIAL PRODUCTS & SERVICES (14.1%)
CAPITAL GOODS (0.7%)
USG Corp. (a).....................................  158,800     4,664,750
                                                             ------------
DIVERSIFIED MANUFACTURING (9.4%)
Allied Signal, Inc................................  222,000    10,489,500
Coltec Industries, Inc. (a).......................  433,225     4,765,475
Cooper Industries, Inc............................  261,939     9,560,774
Cooper Tire & Rubber Co...........................  246,100     6,060,213
General Electric Co...............................  152,700    10,269,075
ITT Corp..........................................   39,900     4,892,737
Manville Corp. (a)................................  791,000    10,085,250
Tyco International Ltd............................  306,200     9,607,025
                                                             ------------
                                                               65,730,049
                                                             ------------
ELECTRONICS (3.3%)
General Instrument Corp. (a)......................  198,100     5,076,312
Grainger (W.W.), Inc..............................  108,200     7,235,875
Harris Corp.......................................  158,200     9,116,275
Magnetek, Inc. (a)................................  177,900     1,467,675
                                                             ------------
                                                               22,896,137
                                                             ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE SELECTED U.S. EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)(CONTINUED)
NOVEMBER 30, 1995
--------------------------------------------------------------------------------

               SECURITY DESCRIPTION                 SHARES      VALUE
--------------------------------------------------  -------  ------------
INDUSTRIAL PRODUCTS & SERVICES (CONTINUED)
ENVIRONMENTAL CONTROL (0.7%)
Wheelabrator Technologies Inc.....................  347,700  $  5,215,500
                                                             ------------
    TOTAL INDUSTRIAL PRODUCTS & SERVICES..........             98,506,436
                                                             ------------
TECHNOLOGY (5.4%)
COMPUTERS-PERIPHERALS (0.5%)
Quantum Corp. (a).................................  180,000     3,363,750
                                                             ------------
COMPUTERS-SOFTWARE (0.6%)
Autodesk Inc......................................  119,500     4,227,313
                                                             ------------
COMPUTERS-SYSTEMS (0.9%)
International Business Machines...................   68,000     6,570,500
                                                             ------------
ELECTRONICS (1.4%)
Motorola, Inc.....................................  163,325    10,003,656
                                                             ------------
INFORMATION PROCESSING (1.5%)
Novell, Inc. (a)..................................  602,275    10,125,748
                                                             ------------
TELECOMMUNICATIONS-EQUIPMENT (0.5%)
Bay Networks Inc. (a).............................   70,050     3,147,872
                                                             ------------
    TOTAL TECHNOLOGY..............................             37,438,839
                                                             ------------
TRANSPORTATION (2.5%)
RAILROADS (1.9%)
Union Pacific Corp................................  193,445    13,105,899
                                                             ------------
TRUCKING AND FREIGHT (0.6%)
Consolidated Freightways Inc......................  180,400     4,735,500
                                                             ------------
    TOTAL TRANSPORTATION..........................             17,841,399
                                                             ------------
UTILITIES (10.1%)
ELECTRIC (3.3%)
Allegheny Power System Inc........................  249,900     6,934,725
Entergy Corp......................................  235,500     6,564,563
Illinova Corp.....................................   62,100     1,762,087
SCEcorp...........................................  285,900     4,467,188
Western Resources, Inc............................  100,000     3,312,500
                                                             ------------
                                                               23,041,063
                                                             ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE SELECTED U.S. EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)(CONTINUED)
NOVEMBER 30, 1995
--------------------------------------------------------------------------------

               SECURITY DESCRIPTION                 SHARES      VALUE
--------------------------------------------------  -------  ------------
UTILITIES (CONTINUED)
TELEPHONE (6.8%)
AT&T..............................................  226,070  $ 14,920,620
BellSouth Corp....................................  226,400     8,801,300
MCI Communications Corp...........................  183,785     4,904,762
Pacific Telesis Group.............................  222,800     6,684,000
Telefonos de Mexico, Cl. L (ADR)..................   95,000     3,135,000
U.S. West, Inc., Communications Group.............  189,180     5,911,875
U.S. West, Inc., Media Group (a)..................  189,180     3,405,240
                                                             ------------
                                                               47,762,797
                                                             ------------
    TOTAL UTILITIES...............................             70,803,860
                                                             ------------
TOTAL COMMON STOCKS (COST $592,005,549)...........            662,995,289
                                                             ------------

CONVERTIBLE PREFERRED STOCKS (0.6%)
HEALTHCARE (0.1%)
PHARMACEUTICALS (0.1%)
Gensia Inc., $3.75 (144A).........................   20,000       260,000
                                                             ------------
INDUSTRIAL PRODUCTS AND SERVICES (0.5%)
CAPITAL GOODS (0.5%)
Owens Corning LLC., 6.5% (144A)...................   60,000     3,532,500
                                                             ------------
TOTAL CONVERTIBLE PREFERRED STOCKS (COST
  $4,081,156).....................................              3,792,500
                                                             ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE SELECTED U.S. EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)(CONTINUED)
NOVEMBER 30, 1995
--------------------------------------------------------------------------------

                                                                                       PRINCIPAL
                               SECURITY DESCRIPTION                                     AMOUNT          VALUE
-----------------------------------------------------------------------------------  -------------  --------------
CONVERTIBLE BONDS (0.4%)
INDUSTRIAL PRODUCTS & SERVICES (0.3%)
POLLUTION CONTROL (0.3%)
WMX Technologies Inc. 2.00% Subordinated Debentures due 01/24/05...................
                                                                                     $   2,283,000  $    1,974,795
                                                                                                    --------------
TECHNOLOGY (0.1%)
COMPUTERS-PERIPHERALS (0.1%)
Conner Peripherals Inc. 6.50% Subordinated Debentures due 03/01/02.................
                                                                                           994,000       1,043,700
                                                                                                    --------------
TOTAL CONVERTIBLE BONDS (COST $2,653,210)..........................................
                                                                                                         3,018,495
                                                                                                    --------------

SHORT-TERM INVESTMENTS (4.2%)
REPURCHASE AGREEMENT (4.2%)
Goldman Sachs 5.85% dated 11/30/95 due 12/01/95, proceeds $29,110,730
  (collateralized by U.S. Treasury Bond, 9.25% due 2/15/06 valued at
  $29,688,680).....................................................................
                                                                                        29,106,000      29,106,000
                                                                                                    --------------
TOTAL SHORT TERM INVESTMENTS (COST $29,106,000)....................................
                                                                                                        29,106,000
                                                                                                    --------------
TOTAL INVESTMENTS (COST $627,845,915) (100.3%).....................................
                                                                                                       698,912,284
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.3%)......................................
                                                                                                        (1,770,304)
                                                                                                    --------------
NET ASSETS (100.0%)................................................................
                                                                                                    $  697,141,980
                                                                                                    --------------
                                                                                                    --------------

     (a)  Non-income-producing security.

(ADR) - Securities whose value is determined or significantly influenced by trading on exchanges not located in the United States or Canada. ADR after the name of a foreign holdings stands for American Depository Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank.

     144A - Securities restricted for resale to Qualified Institutional Buyers.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE SELECTED U.S. EQUITY PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
NOVEMBER 30, 1995
--------------------------------------------------------------------------------

ASSETS
Investments at Value (Cost $627,845,915)            $698,912,284
Cash                                                         884
Receivable for Investments Sold                        3,420,254
Dividends Receivable                                   1,721,257
Interest Receivable                                       36,939
Other Assets                                               6,002
                                                    ------------
    Total Assets                                     704,097,620
                                                    ------------

LIABILITIES
Payable for Investments Purchased                      6,269,054
Advisory Fee Payable                                     643,577
Custody Fee Payable                                       17,416
Fund Services Fee Payable                                  2,803
Administration Fee Payable                                 3,285
Accrued Expenses                                          19,505
                                                    ------------
    Total Liabilities                                  6,955,640
                                                    ------------

NET ASSETS
Applicable to Investors' Beneficial Interests       $697,141,980
                                                    ------------
                                                    ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE SELECTED U.S. EQUITY PORTFOLIO
STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED NOVEMBER 30, 1995
--------------------------------------------------------------------------------

INVESTMENT INCOME
Dividend Income (Net of Foreign Withholding Tax of
 $35,840)                                                       $ 6,761,202
Interest Income                                                   1,105,248
                                                                -----------
    Investment Income                                             7,866,450

EXPENSES
Advisory Fee                                        $1,304,403
Financial and Fund Accounting Services Fees             62,181
Fund Services Fee                                       26,438
Professional Fees                                       23,744
Custodian Fees and Expenses                             14,792
Administration Fee                                      19,340
Trustees' Fees and Expenses                              7,192
Insurance                                                4,303
Miscellaneous                                            7,326
                                                    ----------
    Total Expenses                                               (1,469,719)
                                                                -----------
NET INVESTMENT INCOME                                             6,396,731

NET REALIZED GAIN ON INVESTMENTS (including
 $1,561,383 net realized gains from futures
 contracts)                                                      38,466,915

NET CHANGE IN UNREALIZED APPRECIATION OF
 INVESTMENTS (including $478,918 net unrealized
 depreciation from futures contracts)                            25,989,003
                                                                -----------
NET INCREASE IN NET ASSETS RESULTING FROM
 OPERATIONS                                                     $70,852,649
                                                                -----------
                                                                -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE SELECTED U.S. EQUITY PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                           FOR THE SIX
                                                                           MONTHS ENDED       FOR THE FISCAL
                                                                        NOVEMBER 30, 1995       YEAR ENDED
                                                                           (UNAUDITED)         MAY 31, 1995
                                                                        ------------------  -------------------
INCREASE IN NET ASSETS

FROM OPERATIONS
Net Investment Income                                                     $    6,396,731      $    10,756,648
Net Realized Gain on Investments                                              38,466,915           31,481,163
Net Change in Unrealized Appreciation of Investments                          25,989,003           35,361,393
                                                                        ------------------  -------------------
  Net Increase in Net Assets Resulting from Operations                        70,852,649           77,599,204
                                                                        ------------------  -------------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
Contributions                                                                123,607,594          266,876,529
Withdrawals                                                                 (100,072,047)        (179,469,109)
                                                                        ------------------  -------------------
  Net Increase from Investors' Transactions                                   23,535,547           87,407,420
                                                                        ------------------  -------------------
  Total Increase in Net Assets                                                94,388,196          165,006,624

NET ASSETS
Beginning of Period                                                          602,753,784          437,747,160
                                                                        ------------------  -------------------
End of Period                                                             $  697,141,980      $   602,753,784
                                                                        ------------------  -------------------
                                                                        ------------------  -------------------

-------------------------------------------------------------------------------------------
SUPPLEMENTARY DATA
-------------------------------------------------------------------------------------------


                                                                                FOR THE PERIOD
                                            FOR THE SIX                          JULY 19, 1993
                                           MONTHS ENDED      FOR THE FISCAL    (COMMENCEMENT OF
                                         NOVEMBER 30, 1995     YEAR ENDED       OPERATIONS) TO
                                            (UNAUDITED)       MAY 31, 1995       MAY 31, 1994
                                         -----------------  -----------------  -----------------
Ratios to Average Net Assets:
  Expenses                                       0.45%(a)            0.51%              0.53%(a)
  Net Investment Income                          1.96%(a)            2.12%              1.79%(a)
Portfolio Turnover                                 31%                 71%                76%(b)

------------------------

(a) Annualized.

(b) Portfolio turnover is for the twelve month period ended May 31, 1994, and includes the portfolio activity of the Portfolio's predecessor entity, The Pierpont Equity Fund, for the period June 1, 1993 to July 18, 1993.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE SELECTED U.S. EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
NOVEMBER 30, 1995
--------------------------------------------------------------------------------

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Selected U.S. Equity Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended, as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Portfolio commenced operations on July 19, 1993 and received a contribution of certain assets and liabilities, including securities, with a value of $209,477,219 on that date from The Pierpont Equity Fund in exchange for a beneficial interest in the Portfolio. At that date, net unrealized appreciation of $12,039,552 was included in the contributed securities. The Declaration of Trust permits the Trustees to issue an unlimited number of beneficial interests in the Portfolio.

The  following  is  a summary  of  the  significant accounting  policies  of the
Portfolio:

    a)The value of each security for which readily available market quotations exists is based on a decision as to the broadest and most representative market for such security. The value of such security will be based either on the last sale price on a national securities exchange, or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchanges. Securities listed on a foreign exchange are valued at the last quoted sale price available before the time when net assets are valued. Unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market. Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by the Portfolio's Trustees. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All portfolio securities with a remaining maturity of less than 60 days are valued at amortized cost.

    b)Futures - A futures contract is an agreement to purchase/sell a specified quantity of an underlying instrument at a specified future date or to make/receive a cash payment based on the value of a securities index. The price at which the purchase and sale will take place will be fixed when the Portfolio enters into the contract. Upon entering into such a contract the Portfolio is required to pledge to the broker an amount of cash and/or securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time when it was closed. The Portfolio invests in futures contracts solely for the purpose of hedging its existing portfolio securities, or securities the Portfolio intends to purchase, against fluctuations in value caused by changes in prevailing market values. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts. Realized and unrealized gains and losses on futures transactions for the six months ended November 30, 1995 are included in the Statement of Operations. There were no open futures contracts as of November 30, 1995.

THE SELECTED U.S. EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)(CONTINUED)
NOVEMBER 30, 1995
--------------------------------------------------------------------------------

    c)Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date or as of the time that the relevant ex-dividend date and amount becomes known. Interest income, which includes the amortization of premiums and discounts, if any, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

    d)The Portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be subject to taxation on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code.

    e)The Portfolio's custodian takes possession of the collateral pledged for investments in repurchase agreements on behalf of the Portfolio. It is the policy of the Portfolio to value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to the repurchase price plus accrued interest. In the event of default of the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

2.  TRANSACTIONS WITH AFFILIATES

    a)The Portfolio has an investment advisory agreement with Morgan Guaranty Trust Company of New York ("Morgan"). Under the terms of the investment advisory agreement, the Portfolio pays Morgan at an annual rate of 0.40% of the Portfolio's average daily net assets. For the six months ended November 30, 1995, this fee amounted to $1,304,403.

    b)The Portfolio retains Signature Broker-Dealer Services, Inc. ("Signature") to serve as Administrator and exclusive placement agent. Signature provides administrative services necessary for the operations of the Portfolio, furnishes office space and facilities required for conducting the business of the Portfolio and pays the compensation of the Portfolio's officers affiliated with Signature. The agreement provides for a fee to be paid to Signature at an annual rate determined by the following schedule:
      0.01% of the first $1 billion of the aggregate average daily net assets of the Portfolio and the other portfolios subject to the Administration Agreement, 0.008% of the next $2 billion of such net assets, 0.006% of the next $2 billion of such net assets, and 0.004% of such net assets in excess of $5 billion. The daily equivalent of the fee rate is applied to the daily net assets of the Portfolio. For the six months ended November 30, 1995, Signature's fee for these services amounted to $19,340.

      Effective December 29,1995, the Administration Agreement was amended such that the fee charged would be equal to the Portfolio's proportionate share of a complex-wide fee based on the following annual schedule: 0.03% on the first $7 billion of the aggregate average daily net assets of the Portfolio and the other portfolios subject to this agreement (the "Master Portfolios") and 0.01% on the aggregate average daily net assets of the Master Portfolios in excess of $7 billion. The portion of this charge payable by the Portfolio is determined by the proportionate share its net assets bear to the total net assets of The Pierpont Funds, The JPM Institutional Funds, The JPM Advisor Funds and the Master Portfolios.

THE SELECTED U.S. EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)(CONTINUED)
NOVEMBER 30, 1995
--------------------------------------------------------------------------------

    c)Until August 31, 1995, the Portfolio had a Financial and Fund Accounting Services Agreement ("Services Agreement") with Morgan under which Morgan received a fee, based on the percentages described below, for overseeing certain aspects of the administration and operation of the Portfolio and which was also designed to provide an expense limit for certain expenses of the Portfolio. This fee was calculated exclusive of the advisory fee, custody expenses, fund services fee, and brokerage costs, at 0.10% of the Portfolio's average daily net assets up to $200 million, 0.05% of the next $200 million of average daily net assets, and 0.03% of average daily net assets thereafter. For the three month period ended August 31, 1995, the fee for these services amounted to $62,181. From September 1, 1995 until December 28, 1995, an interim agreement between the Portfolio and Morgan provided for the continuation of the oversight functions that were outlined under the prior agreement and that Morgan should bear all of its expenses incurred in connection with these services.

      Effective December 29, 1995, the Portfolio entered into an Administrative Services Agreement with Morgan under which Morgan is responsible for overseeing certain aspects of the administration and operation of the Portfolio. Under the Agreement, the Portfolio has agreed to pay Morgan a fee equal to its proportionate share of an annual complex-wide charge. This charge is calculated daily based on the aggregate net assets of the Master Portfolios, in accordance with the following annual schedule: 0.06% on the first $7 billion of the Master Portfolios' aggregate net assets and 0.03% of the aggregate net assets in excess of $7 billion. The portion of this charge payable by the Portfolio is determined by the proportionate share that the Portfolio's net assets bear to the net assets of the Master Portfolios and other investors in the Master Portfolios for which Morgan provides similar services.

    d)The Portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the Trustees in exercising their overall supervisory responsibilities for the Portfolio's affairs. The Trustees of the Portfolio represent all the existing shareholders of Group. The Portfolio's allocated portion of Group's costs in performing its services amounted to $26,438 for the six months ended November 30, 1995.

    e)An aggregate annual fee of $65,000 is paid to each Trustee for serving as a Trustee of The Pierpont Funds, The JPM Institutional Funds and their corresponding Portfolios. The Trustees' Fees and Expenses shown in the financial statements represent the Portfolio's allocated portion of the total fees and expenses. The Trustee who serves as Chairman and Chief Executive Officer of these Funds and Portfolios also serves as Chairman of Group and received compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $3,400.

3.  INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments) for the six months ended November 30, 1995 were as follows:

   COST OF         PROCEEDS
  PURCHASES       FROM SALES
--------------  --------------
$  241,121,597  $  190,381,534

JPM INSTITUTIONAL MONEY MARKET FUND
JPM INSTITUTIONAL TAX EXEMPT MONEY MARKET FUND
JPM INSTITUTIONAL TREASURY MONEY MARKET FUND                   The
JPM INSTITUTIONAL SHORT TERM BOND FUND                         JPM
JPM INSTITUTIONAL BOND FUND                                    INSTITUTIONAL
JPM INSTITUTIONAL TAX EXEMPT BOND FUND                         SELECTED U.S.
JPM INSTITUTIONAL NEW YORK TOTAL RETURN BOND FUND              EQUITY FUND
JPM INSTITUTIONAL INTERNATIONAL BOND FUND
JPM INSTITUTIONAL DIVERSIFIED FUND
JPM INSTITUTIONAL SELECTED U.S. EQUITY FUND
JPM INSTITUTIONAL U.S. SMALL COMPANY FUND
JPM INSTITUTIONAL INTERNATIONAL EQUITY FUND
JPM INSTITUTIONAL EMERGING MARKETS EQUITY FUND


FOR MORE INFORMATION ON THE JPM INSTITUTIONAL             SEMI-ANNUAL REPORT
FAMILY OF FUNDS, CALL J.P. MORGAN FUNDS SERVICES           NOVEMBER 30, 1995
AT (800) 766-7722.